First Trust Short Duration High Income Fund Expense Example - First Trust Short Duration High Income Fund	Oct. 31, 2025 USD ($)
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 473
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,155
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,659
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,593